Reporting And Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Advertising Costs	Total advertising costs, which are expensed as incurred, for the years ended December 31, were:

(millions)	Advertising Costs
2014	$681.8
2013	619.3
2012	546.8

Interest Capitalized	Total capitalized interest, which primarily relates to capitalized software projects, for the years ended December 31, was:

(millions)	Capitalized Interest
2014	$1.3
2013	0.8
2012	0.3

Equity-based Compensation and Related Tax Benefits	The total compensation expense recognized for our equity-based compensation for the years ended December 31, was:

(millions)	2014	2013	2012
Pretax expense	$51.4	$64.9	$63.4
Tax benefit	18.0	22.7	22.2

Supplemental Cash Flow Information	For the years ended December 31, we paid the following:

(millions)	2014	2013	2012
Income taxes	$515.0	$497.0	$389.1
Interest	116.0	122.3	135.0